Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Main Investments

a) The following table shows the main investments of ITAÚ UNIBANCO HOLDING:

	12/31/2018
	Investment	Equity in earnings	Other comprehensive income	Total comprehensive results
Associates (a)	11,802	798	0	798
Joint ventures (b)	217	(51)	0	(51)

Total	12,019	747	0	747

	12/31/2017				01/01 to 12/31/2016
	Investment	Equity in earnings	Other comprehensive income	Total comprehensive results	Equity in earnings
Associates (a)	4,851	578	(102)	476	557
Joint ventures (b)	204	(28)	—	(28)	(29)

Total	5,055	550	(102)	448	528

(a)

At 12/31/2018, includes interest in total capital and voting capital of the following companies: XP Investimentos S.A. (49.90% total capital and 30.06% voting capital); Porto Seguro Itaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2017); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2017); IRB-Brasil Resseguros S.A. (11,20% total capital and 11.20% voting capital; 11,20% total capital and 11.20% voting capital at 12/31/2017); Gestora de Inteligência de Crédito S.A (20% total and voting capital; 20% at 12/31/2017), Compañia Uruguaya de Medios de Procesamiento S.A. (35.83% total and voting capital; 35.83% at 12/31/2017); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2017); Kinea Private Equity Investimentos S.A. (80% total capital and 40% voting capital; 80% total capital and 49% voting capital at 12/31/2017) and Tecnologia Bancária S.A. (28.95% total and voting capital; and 28.95% at 12/31/2017).

(b)

At 12/31/2018, includes interest in total and voting capital of the following companies: Olimpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2017); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2017) and includes result not arising from controlled companies’ net income.